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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ];          Amendment Number: ___________
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Operating Officer
Phone:     (416) 363-5854  x222

Signature, Place, and Date of Signing:


   /s/  Blake Murphy            Toronto, Ontario          November 13, 2008
--------------------------   -----------------------   -----------------------
      [Signature]                [City, State]                 [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:   $3,483,265.75 (thousands)










List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number            Name

1        28-______________________       Leith Wheeler Investment Counsel Ltd.


[Repeat as necessary.]

FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7                   COLUMN 8
                        -------- --------- ------------ ----------------------- ---------- -------- --------------------------------
                                                                                                           VOTING AUTHORITY
                        TITLE OF              VALUE         SHRS OR    SH/ PUT/ INVESTMENT   OTHER  --------------------------------
NAME OF ISSUER           CLASS     CUSIP     (X1000)        PRN AMT    PRN CALL DISCRETION MANAGERS      SOLE    SHARED     NONE
--------------          -------- --------- -----------  -------------- --- ---- ---------- -------- ------------ ------ ------------
3M COMPANY              COMMON   88579Y101    27,498.19     402,550.00          DEFINED                                   402,550.00
3M COMPANY              COMMON   88579Y101    59,805.41     875,500.00          SOLE                  696,200.00          179,300.00
AMERICAN EXPRESS CO     COMMON   025816109     1,158.56      32,700.00          DEFINED                                    32,700.00
AMERN INTL GROUP INC    COMMON   026874107     2,236.98     671,766.00          DEFINED                                   671,766.00
AMERN INTL GROUP INC    COMMON   026874107     4,132.30   1,240,930.00          SOLE                  989,260.00          251,670.00
APACHE CORP             COMMON   037411105    22,733.56     218,005.00          DEFINED                                   218,005.00
APACHE CORP             COMMON   037411105    42,504.53     407,600.00          SOLE                  322,800.00           84,800.00
BEMIS INC               COMMON   081437105    17,468.97     666,500.00          DEFINED                                   666,500.00
BEMIS INC               COMMON   081437105    39,755.33   1,516,800.00          SOLE                1,191,100.00          325,700.00
BERKSHIRE HATHAWAY INC
     CL B               CLASS B  084670207    50,041.47      11,386.00          DEFINED                                    11,386.00
BERKSHIRE HATHAWAY INC
     CL B               CLASS B  084670207   139,163.28      31,664.00          SOLE                   25,783.00            5,881.00
BERKSHIRE HATHAWAY INC-
     DEL CL A           CLASS A  084670108       261.20           2.00          SOLE                        2.00                  --
BRISTOL MYERS SQUIBB    COMMON   110122108    20,953.21   1,004,950.00          DEFINED                                 1,004,950.00
BRISTOL MYERS SQUIBB    COMMON   110122108    39,281.40   1,884,000.00          SOLE                1,499,600.00          384,400.00
BROWN FORMAN CORP       CLASS B  115637209     1,874.24      26,100.00          DEFINED                                    26,100.00
BROWN FORMAN CORP       CLASS B  115637209       251.34       3,500.00          SOLE                    3,500.00                  --
CARNIVAL CORP           COMMON   143658300    32,132.27     908,975.00          DEFINED                                   908,975.00
CARNIVAL CORP           COMMON   143658300    76,106.22   2,152,934.00          SOLE                1,706,028.00          446,906.00
CEMEX S A B             ADR      151290889   206,010.39  11,963,437.00          SOLE               11,006,752.00          956,685.00
CHEMTURA CORP           COMMON   163893100        58.79      12,893.00          SOLE                   12,227.00              666.00
COLUMBIA SPORTSWEAR     COMMON   198516106     9,898.36     235,900.00          DEFINED                                   235,900.00
COLUMBIA SPORTSWEAR     COMMON   198516106    17,834.38     425,033.00          SOLE                  340,636.00           84,397.00
CRANE CO                COMMON   224399105    23,261.44     782,950.00          DEFINED                                   782,950.00
CRANE CO                COMMON   224399105    51,445.84   1,731,600.00          SOLE                1,372,790.00          358,810.00
EAGLE MATERIALS         COMMON   26969P108     5,995.16     268,000.00          DEFINED                                   268,000.00
EAGLE MATERIALS         COMMON   26969P108     9,381.98     419,400.00          SOLE                  334,500.00           84,900.00
EMERSON ELEC CO         COMMON   291011104     2,798.19      68,600.00          DEFINED                                    68,600.00
FORTUNE BRANDS INC      COMMON   349631101     5,328.74      92,900.00          DEFINED                                    92,900.00
FORTUNE BRANDS INC      COMMON   349631101       785.83      13,700.00          SOLE                   13,700.00                  --
GANNETT INC             COMMON   364730101    17,196.62   1,016,950.00          DEFINED                                 1,016,950.00
GANNETT INC             COMMON   364730101    32,508.80   1,922,460.00          SOLE                1,517,670.00          404,790.00
GRANITE CONSTR INC      COMMON   387328107     8,342.48     232,900.00          DEFINED                                   232,900.00
GRANITE CONSTR INC      COMMON   387328107    17,168.53     479,300.00          SOLE                  390,400.00           88,900.00
HARLEY DAVIDSON INC     COMMON   412822108    25,998.10     697,000.00          DEFINED                                   697,000.00
HARLEY DAVIDSON INC     COMMON   412822108    53,905.96   1,445,200.00          SOLE                1,139,300.00          305,900.00
HEARTLAND EXPRESS IN    COMMON   422347104    13,657.60     880,000.00          DEFINED                                   880,000.00
HEARTLAND EXPRESS IN    COMMON   422347104     1,737.39     111,945.00          SOLE                  111,945.00                  --
HOME DEPOT INC          COMMON   437076102    27,466.70   1,060,900.00          DEFINED                                 1,060,900.00
HOME DEPOT INC          COMMON   437076102    53,553.47   2,068,500.00          SOLE                1,631,900.00          436,600.00
HUBBELL INC             CLASS B  443510201     8,794.75     250,920.00          DEFINED                                   250,920.00
HUBBELL INC             CLASS B  443510201    24,769.84     706,700.00          SOLE                  519,200.00          187,500.00
INTEL CORP              COMMON   458140100    22,980.12   1,226,915.00          DEFINED                                 1,226,915.00
INTEL CORP              COMMON   458140100    42,553.06   2,271,920.00          SOLE                1,750,470.00          521,450.00
JOHNSON & JOHNSON       COMMON   478160104    48,863.53     705,305.00          DEFINED                                   705,305.00
JOHNSON & JOHNSON       COMMON   478160104   102,901.58   1,485,300.00          SOLE                1,161,700.00          323,600.00
JPMORGAN CHASE & CO     COMMON   46625H100     8,086.11     173,150.00          DEFINED                                   173,150.00
JPMORGAN CHASE & CO     COMMON   46625H100    21,197.13     453,900.00          SOLE                  362,000.00           91,900.00
KEMET CORP              COMMON   488360108       374.22     267,300.00          DEFINED                                   267,300.00
KEMET CORP              COMMON   488360108     2,374.90   1,696,666.00          SOLE                1,355,966.00          340,700.00
LEGGETT & PLATT INC     COMMON   524660107     9,578.88     439,600.00          DEFINED                                   439,600.00
LEGGETT & PLATT INC     COMMON   524660107    24,834.06   1,139,700.00          SOLE                  902,000.00          237,700.00
LENNAR CORP             CLASS B  526057302     4,613.78     378,800.00          DEFINED                                   378,800.00
LENNAR CORP             CLASS B  526057302     3,980.78     326,829.00          SOLE                  275,558.00           51,271.00
LIZ CLAIBORNE INC       COMMON   539320101     4,575.76     278,500.00          DEFINED                                   278,500.00
LIZ CLAIBORNE INC       COMMON   539320101    17,598.17   1,071,100.00          SOLE                  887,300.00          183,800.00
MARKEL CORP             COMMON   570535104    39,410.53     112,121.00          DEFINED                                   112,121.00
MARKEL CORP             COMMON   570535104    99,531.44     283,162.00          SOLE                  224,612.00           58,550.00
MERCK & CO INC          COMMON   589331107    28,340.09     897,975.00          DEFINED                                   897,975.00
MERCK & CO INC          COMMON   589331107    52,803.04   1,673,100.00          SOLE                1,339,700.00          333,400.00
MICROSOFT CORP          COMMON   594918104    17,460.65     654,202.00          DEFINED                                   654,202.00
MICROSOFT CORP          COMMON   594918104    42,834.78   1,604,900.00          SOLE                1,297,400.00          307,500.00
MOLEX INC               CLASS A  608554200     9,312.48     447,500.00          DEFINED                                   447,500.00
MOLEX INC               CLASS A  608554200    16,113.87     774,333.00          SOLE                  597,333.00          177,000.00
NABORS INDS LTD         COMMON   G6359F103    17,045.28     684,000.00          DEFINED                                   684,000.00
NABORS INDS LTD         COMMON   G6359F103    28,735.25   1,153,100.00          SOLE                  913,600.00          239,500.00
PETROLEO BRASILEIRO     ADR      71654V408   155,709.49   3,542,878.00          SOLE                3,229,778.00          313,100.00
PFIZER INC              COMMON   717081103    40,897.71   2,217,880.00          DEFINED                                 2,217,880.00
PFIZER INC              COMMON   717081103    86,447.57   4,688,046.00          SOLE                3,726,809.00          961,237.00
POSCO                   ADR      693483109    57,019.94     610,688.00          SOLE                  565,688.00           45,000.00
REGAL BELOIT CORP       COMMON   758750103     3,907.59      91,900.00          DEFINED                                    91,900.00
REGAL BELOIT CORP       COMMON   758750103     7,921.48     186,300.00          SOLE                  139,100.00           47,200.00
RYANAIR HLDGS           ADR      783513104    41,446.27   1,847,805.00          SOLE                1,768,505.00           79,300.00
SAMSUNG ELECTRS LTD     GDR      796050888   171,602.83     768,520.00          SOLE                  707,220.00           61,300.00
SANDERSON FARMS         COMMON   800013104     3,431.52      93,400.00          DEFINED                                    93,400.00
SANDERSON FARMS         COMMON   800013104    10,312.04     280,676.00          SOLE                  208,076.00           72,600.00
SIMPSON MANUFACTURIN    COMMON   829073105     4,104.14     151,500.00          DEFINED                                   151,500.00
SIMPSON MANUFACTURIN    COMMON   829073105       642.03      23,700.00          SOLE                   23,500.00              200.00
SK TELECOM CO LTD       ADR      78440P108   183,603.95   9,755,789.00          SOLE                9,077,589.00          678,200.00
STANDEX INTL CORP       COMMON   854231107     8,568.31     308,768.00          DEFINED                                   308,768.00
STANDEX INTL CORP       COMMON   854231107     1,252.44      45,133.00          SOLE                   45,133.00                  --
STMICROELECTRONICS      ADR      861012102    67,646.37   6,645,027.00          SOLE                6,171,917.00          473,110.00
SUPERIOR INDS INTL      COMMON   868168105     5,715.43     298,300.00          DEFINED                                   298,300.00
SUPERIOR INDS INTL      COMMON   868168105    21,438.12   1,118,900.00          SOLE                  874,510.00          244,390.00
TELEFONOS DE MEXICO     ADR      879403780   215,629.42   8,373,958.00          SOLE                7,802,058.00          571,900.00
TELLABS INC             COMMON   879664100    12,779.05   3,147,550.00          DEFINED                                 3,147,550.00
TELLABS INC             COMMON   879664100    24,134.06   5,944,350.00          SOLE                4,775,252.00        1,169,098.00
TELMEX INT SAB DE CV    ADR      879690105   102,587.65   7,891,358.00          SOLE                7,319,458.00          571,900.00
TIDEWATER INC           COMMON   886423102    14,382.53     259,800.00          DEFINED                                   259,800.00
TIDEWATER INC           COMMON   886423102    31,018.21     560,300.00          SOLE                  443,600.00          116,700.00
TIFFANY & CO            COMMON   886547108     1,086.91      30,600.00          DEFINED                                    30,600.00
TIMBERLAND CO           CLASS A  887100105    14,511.77     835,450.00          DEFINED                                   835,450.00
TIMBERLAND CO           CLASS A  887100105    33,466.99   1,926,712.00          SOLE                1,541,212.00          385,500.00
UNITED TECHNOLOGIES     COMMON   913017109     4,168.16      69,400.00          DEFINED                                    69,400.00
UNITED TECHNOLOGIES     COMMON   913017109     9,339.33     155,500.00          SOLE                  123,600.00           31,900.00
V F CORP                COMMON   918204108     9,226.95     119,350.00          DEFINED                                   119,350.00
V F CORP                COMMON   918204108    33,962.28     439,300.00          SOLE                  345,700.00           93,600.00
VERIZON COMMUNICATNS    COMMON   92343V104     1,350.99      42,100.00          DEFINED                                    42,100.00
VERIZON COMMUNICATNS    COMMON   92343V104     8,539.47     266,110.00          SOLE                  230,188.00           35,922.00
WALGREEN CO             COMMON   931422109     7,996.97     258,300.00          DEFINED                                   258,300.00
WALGREEN CO             COMMON   931422109    16,783.42     542,100.00          SOLE                  431,100.00          111,000.00
WALT DISNEY CO          COMMON   254687106    13,785.95     449,200.00          DEFINED                                   449,200.00
WALT DISNEY CO          COMMON   254687106    35,213.71   1,147,400.00          SOLE                  916,600.00          230,800.00
WASHINGTON FED INC      COMMON   938824109    20,569.91   1,114,900.00          DEFINED                                 1,114,900.00
WASHINGTON FED INC      COMMON   938824109    44,904.07   2,433,825.00          SOLE                1,923,645.00          510,180.00
WELLS FARGO & CO        COMMON   949746101    28,800.97     767,412.00          DEFINED                                   767,412.00
WELLS FARGO & CO        COMMON   949746101    66,002.51   1,758,660.00          SOLE                1,397,660.00          361,000.00
                                           3,483,265.75 130,351,273.00